14 INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Profit generated by foreign subsidiaries	R$ 1,406,562
Income tax and social contribution	453,927
Deferred tax assets	2,473,304	R$ 89,394
Tax losses and negative social contribution base	1,465,808	834,141
Temporary differences	549,683	322,283
Parent [member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred tax assets	R$ 3,258,542	R$ 2,361,362